May 01, 2021
VOYA PARTNERS, INC.
Voya Index Solution Income Portfolio
Voya Index Solution 2025 Portfolio
Voya Index Solution 2030 Portfolio
Voya Index Solution 2035 Portfolio
Voya Index Solution 2040 Portfolio
Voya Index Solution 2045 Portfolio
Voya Index Solution 2050 Portfolio
Voya Index Solution 2055 Portfolio
Voya Index Solution 2060 Portfolio
Voya Index Solution 2065 Portfolio
(each a "Portfolio" and collectively the "Portfolios")
Supplement dated June 21, 2021
to the Adviser Class, Initial Class, Service Class and Service 2 Class Prospectus, Class Z Prospectus,
and related Summary Prospectuses
(each a "Prospectus" and collectively the "Prospectuses")
each dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. (the "Board") approved changes with respect to the Portfolios' investment strategies to allow each Portfolio to invest in funding agreements with affiliated or unaffiliated (if available) insurance companies ("Funding Agreements"), effective on or about August 31, 2021.
Effective August 31, 2021, the Portfolios' Prospectuses are revised as follows:
1.
The first paragraph in the section entitled "Principal Investment Strategies" of each Portfolio is revised to add the following:
In establishing its exposure to debt instruments, the Portfolio may invest up to 20% of its assets directly in funding agreements with affiliated or unaffiliated (if available) insurance companies (but only up to 10% of its assets directly in funding agreements with affiliated insurance companies) (collectively, "Funding Agreements"), under which an insurance company typically agrees to pay interest at a rate determined under the terms of the Funding Agreement, which is subject to change periodically.
2.
The second and third paragraphs in the section entitled "Principal Investment Strategies" of each Portfolio are deleted in their entirety and replaced with following:
At least 80% of the Portfolio's assets will normally be invested in Underlying Funds affiliated with the investment adviser; this amount may include investments in one or more Funding
Agreements issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The sub- adviser ("Sub-Adviser") may in its discretion invest up to 20% of the Portfolio's assets in
Underlying Funds, including exchange-traded funds, that are not affiliated with the investment adviser and, potentially, in Funding Agreements issued by insurance companies unaffiliated with the investment adviser, should they be available for investment by the Portfolio.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to debt instruments and equity securities will vary from the Target Allocation depending on the actual investments held by the Underlying Funds. The
Sub-Adviser may periodically cause the Portfolio to deviate from the Target Allocation based on its assessment of current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.
3.
The sixth paragraph in the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as "junk-bonds"; floating rate loans, and Funding Agreements.
4.
The section entitled "Principal Risks" of each Portfolio's Prospectuses is revised to include the following risk:
Funding Agreements:
The Portfolio may invest in Funding Agreements issued by insurers affiliated or unaffiliated with the investment adviser. A Funding Agreement has a stable principal value and typically pays interest at a relatively short-term rate, which is subject to change periodically. If VRIAC becomes unable to pay interest or repay principal under the contract, the Portfolio may lose money. In a rising interest rate environment, the interest rate provided by the Funding Agreement may not increase as quickly as the yields of other short-term investments. Investing in a Funding Agreement in such an environment could adversely affect the Portfolio's relative performance. In the case of a Funding Agreement with VRIAC, there can be no guaranty that the interest rate the Portfolio receives under the Funding Agreement will be as favorable to the Portfolio as the rate that might be paid under a Funding Agreement with another, unaffiliated insurer. Neither the Portfolio, the Adviser,
VRIAC nor any of its affiliates guarantee the Portfolio's performance or that the Portfolio will provide a certain level of income. Investment in a Funding Agreement is subject to the credit risk of the issuing insurer, and an insurer may be unable to repay the entire amount of principal and interest due under a Funding Agreement if the insurer encounters financial difficulties or becomes insolvent. In the event of an insolvency of the insurer, it is possible that insurance policy holders and other preferred claimants will be paid before the Portfolio.